RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS	12 Months Ended
Dec. 31, 2020
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS

25.    RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS

Pursuant to regulations set by the Argentine Central Bank, 20% of the profits for the year, net of possible prior year adjustments, where applicable, are to be allocated to the Legal Reserve.

Pursuant to the amended text on distributions of dividends, financial entities shall comply with a series of requirements, as follows: i) They shall not be subject to the provisions of Sections 34 and 35 bis of the Financial Institutions Law; ii) No liquidity assistance loans shall have been granted to them; iii) they shall be in compliance with information regimes; iv) they shall not record shortfalls in the compiled minimum capital (without computing for such purposes the effects of the individual exemptions granted by the Superintendence of Financial and Foreign Exchange Institutions) or minimum cash, v) they shall have complied with additional capital margin when applicable.

The entities not facing any of these situations may distribute dividends in accordance with provisions set forth in said amended text, provided the entity´s liquidity or solvency is not jeopardized.

It is worth to be mentioned that pursuant to Communication “A” 6464 issued by the Argentine Central Bank, until March 31, 2020, financial entities, which, for the purpose of determining the distributable result, have not applied the additional on capital margins shall rely on previous authorization issued by the SEFyC.

On August 30, 2019 and with the purpose of stabilizing the exchange market, the Argentine Central Bank issued Communication “A” 6768, pursuant which financial entities shall rely on the previous authorization of Exchange and Financial Entities Superintendence before distributing its income. Over the course of such authorization process, the Central Bank will assess, among other items, potential effects of the application of international accounting standards pursuant to Communication “A” 6430 (Paragraph 5.5 of IFRS 9 – Detriment of financial assets value) as well as the effects of the re-expression of financial statements pursuant to Communication “A” 6651.

On March 19, 2020 the Argentine Central Bank issued Communication “A” 6939 by means of which the suspension of income distribution of financial entities was made effective until June 30, 2020.

Later, on June 4, 2020, through Communication “A” 7035, the Argentine Central Bank extended such suspension until December 31, 2020.

On March 19, 2020, in the midst of the coronavirus' outbreak crisis, the Central Bank issued Communication "A" 6939, as amended from time to time, by virtue of which the distribution of dividends by financial entities was temporarily suspended until June 30, 2021.

Our shareholders' equity under the rules of the Argentine Central Bank comprise the following captions:

12/31/2020
Capital Stock	456,722
Capital Adjustment	2,968,586
Paid in Capital	28,858,170
Legal Reserve	—
Other Reserves	—
Retained earnings	3,412,111
Other Comprehensive Income	642,945
Total shareholders’ equity attributable to the owners of the parent under the rules of the Argentine Central Bank	36,338,534

Absorption of Negative Non-Allocated Income

In accordance with the provisions of Title IV, Chapter III, Section 3, Subsection b) of the Regulations of the Argentine Securities Commission (Restated Text 2013), the Company has made use of the option to absorb the accumulated negative results that were generated as a consequence of the inflation adjustment by application of the IAS 29, subject to the ratification of the AGM.

Based on the foregoing, and in accordance with the order of absorption of accumulated losses as established in such regulations, Grupo Supervielle's Net Worth as of January 1, 2020 (transition date) is composed as follows:

January 1, 2020
Thousands of AR$
Capital stock	456,722
Capital Adjustment	2,968,586
Issue Premium	28,858,170
Other comprehensive income	117,647
Total shareholders´ equity	32,401,125